FINANCIAL STATEMENT SCHEDULE I	12 Months Ended
Dec. 31, 2014
FINANCIAL STATEMENT SCHEDULE I [Abstract]
FINANCIAL STATEMENT SCHEDULE I

FINANCIAL STATEMENT SCHEDULE I

DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEET

DECEMBER 31, 2013 AND 2014

(In U.S. dollars, except share data)

	December 31,
	2013	2014
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$5,187,046	$4,493,150
Prepaid expenses and other current assets	177,487	204,682
Amount due from related party	5,110,085	5,110,085

Total current assets	10,474,618	9,807,917
Investments in subsidiaries, net	127,203,565	197,571,399

TOTAL ASSETS	$137,678,183	$207,379,316

LIABILITIES AND SHAREHOLDERS' EQUITY
CURRENT LIABILITIES
Accrued expenses and other current liabilities	$351,622	$324,720
Amount due to related party	—	286,526

Total current liabilities	351,622	611,246

EQUITY
Ordinary shares ($0.0001 per value 500,000,000 shares authorized as of December 31, 2013 and 2014; 175,714,103 and 240,714,103 shares issued as of December 31, 2013 and 2014, respectively and 173,427,853 and 223,577,853 shares outstanding as of December 31, 2013 and 2014, respectively)	17,343	22,358
Additional paid in capital	146,676,163	203,125,494
Retained accumulated losses	(32,667,469)	(16,018,293)
Accumulated other comprehensive income	23,699,196	20,037,183
Treasury stock	(398,672)	(398,672)

Total shareholders' equity	137,326,561	206,768,070

TOTAL LIABILITIES AND EQUITY	$137,678,183	$207,379,316

FINANCIAL STATEMENT SCHEDULE I

DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

FOR THE YEARS ENDED DECEMBER 31, 2012, 2013 AND 2014

(In U.S. dollars)

	Year ended December 31,
	2012	2013	2014
OPERATING EXPENSES
General and administrative	$(3,528,728)	$(2,979,454)	$(2,738,085)
Research and development	(175,242)	(76,646)	(12,310)

Total operating expenses	(3,703,970)	(3,056,100)	(2,750,395)

LOSS FROM OPERATION	(3,703,970)	(3,056,100)	(2,750,395)
Interest income	3,074	3,130	8,144

NET LOSS BEFORE SHARE OF RESULTS OF SUBSIDIARIES	(3,700,896)	(3,052,970)	(2,742,251)
Equity in (losses) earnings of subsidiaries	(108,228,045)	(67,890,514)	19,391,427

Net (loss) income attributable to Daqo New Energy Corporation ordinary shareholders	$(111,928,941)	$(70,943,484)	$16,649,176

Other comprehensive (loss) income:
Foreign currency translation adjustments	2,206,182	4,148,190	(3,662,013)
Total other comprehensive income	2,206,182	4,148,190	(3,662,013)
Comprehensive (loss) income	$(109,722,759)	$(66,795,294)	$12,987,163

FINANCIAL STATEMENT SCHEDULE I

DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF CHANGES IN EQUITY

FOR YEARS ENDED DECEMBER 31, 2012, 2013 AND 2014

(In U.S. dollars, except share data)

	Ordinary shares		Treasury Stock	Additional paid in capital	Retained earning (accumulated losses)	Accumulated other comprehensive income	Total
	Number	$
Balance at January 1, 2012	175,714,103	17,571	—	142,511,581	150,204,956	18,444,123	311,178,231

Net loss	—	—	—	—	(111,928,941)	—	(111,928,941)
Other comprehensive income	—	—	—	—	—	2,206,182	2,206,182
Share-based compensation	—	—	—	2,249,834	—	—	2,249,834
Repurchase	(2,836,670)	(283)	(494,928)	(5,513)	—	—	(500,724)
Deconsolidation of Nanjing Daqo New Energy Co.,Ltd	—	—	—	—	—	(1,099,299)	(1,099,299)

Balance at December 31, 2012	172,877,433	17,288	(494,928)	144,755,902	38,276,015	19,551,006	202,105,283

Net loss					(70,943,484)		(70,943,484)
Other comprehensive income						4,148,190	4,148,190
Share-based compensation				1,881,401			1,881,401
Option Exercised	550,420	55	96,256	38,860			135,171
Deconsolidation of VIE
Balance at December 31, 2013	173,427,853	$17,343	$(398,672)	$146,676,163	$(32,667,469)	$23,699,196	$137,326,561

Net income					16,649,176		16,649,176
Other comprehensive income						(3,662,013)	(3,662,013)
Share-based compensation				1,792,819			1,792,819
Option Exercised	150,000	15		37,065			37,080
Follow-on equity offering	50,000,000	5,000		54,619,447			54,624,447

Balance at December 31, 2014	223,577,853	$22,358	$(398,672)	$203,125,494	$(16,018,293)	$20,037,183	$206,768,070

FINANCIAL STATEMENT SCHEDULE I

DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2012, 2013 AND 2014

(In U.S. dollars)

	Year ended December 31,
	2012	2013	2014
OPERATING ACTIVITIES
Net (loss) income	$(111,928,941)	$(70,943,484)	$16,649,176
Share of results of subsidiaries	108,228,045	67,890,514	(19,391,427)
Share-based compensation	2,249,834	1,881,401	1,792,819
Adjustments to reconcile net income to net cash used in operating activities:
Prepaid expenses and other current assets	(31,207)	344,717	(27,195)
Changes in other current liabilities	214,231	137,390	(26,901)
Amount due from related party	(210,523)	—	286,526
Net cash used in operating activities	(1,478,561)	(689,462)	(717,002)
INVESTING ACTIVITIES
Capital contributed to subsidiaries	(4,811,175)	—	(54,638,421)
Cash collected from subsidiaries when liquidation	4,390,250	71,503	—
Disposition of Nanjing Daqo	4,778,657	—	—
Cash used in investing activities	4,357,732	71,503	(54,638,421)
FINANCING ACTIVITIES
Repurchase of ordinary shares	(500,724)	—	—
Proceeds from follow-on equity offering	—	—	58,000,000
Issuance cost of ordinary shares	—	—	(3,375,553)
Proceeds from options exercised	—	135,171	37,080
Cash provided by financing activities	(500,724)	135,171	54,661,527
NET INCREASE IN CASH AND CASH EQUIVALENTS	2,378,447	(482,788)	(693,896)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	3,291,387	5,669,834	5,187,046
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$5,669,834	$5,187,046	$4,493,150

Supplemental disclosure of cash flow information:
Disposition of Nanjing Daqo:
Total consideration	$9,888,742	$—	$—
Less: amount due from Daqo Group	(5,110,085)	—	—
Total cash consideration received	$4,778,657	$—	$—

FINANCIAL STATEMENT SCHEDULE I

DAQO NEW ENERGY CORP.

Notes to Schedule I

1.	Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2.	The condensed financial information of Daqo New Energy Corp has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

3.	Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the Consolidated Financial Statements of the Company.

4.	As of December 31, 2014, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the Consolidated Financial Statement, if any.